Notes Payable - Future Principal Payments of Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 4,888
2022	5,100
2023	7,650
2024	8,500
2025	8,500
Thereafter	132,175
Total	$ 166,813